Note 8 - Premises and Equipment	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
8
- Premises and Equipment

The components of premises and equipment at
December

31,
2017
and
2016
are as follows (in thousands):

	201 7	201 6
Land and land improvements	$299	$299
Buildings	1,316	1,178
Leasehold improvements	436	382
Furniture, fixtures and equipment	1,180	922
	3,231	2,781
Accumulated depreciation	(1,243)	(1,051)
Premises and equipment, net	$1,988	$1,730

Depreciation expense for the years ended
December 31,
201
7
and
2016
amounted to approximately
$192,000
and
$184,000,
respectively.

T
he Company leases its office at
501
Knowles Avenue in Southampton, Pennsylvania as well as other office facilities and equipment. Lease expense was
$151,000
and
$121,000
for the years ended
December 31, 2017
and
2016,
respectively.